Curian/American Funds Global Growth Fund
Prospectus [Line Items]
Supplement [Text Block]	The following Fund should be added to the summary prospectus "Summary Overview of Each Fund:"
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]
The investment objective of the Curian/American Funds® Global Growth Fund (the “Fund”) is to seek long-term growth of capital through exclusive investment in Class 1 shares of the American Funds Insurance Series® - Global Growth FundSM (the “Master Fund”).

Expense [Heading]	Expenses.
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Operating Expenses Caption [Text]	Annual Fund Operating Expenses1 (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses		Curian/American Funds Global Growth Fund
Management Fees	[1]	1.33%
Distribution and Service (12b-1) Fees	[1]	0.25%
Other Expenses	[1][2]	0.26%
Total Annual Fund Operating Expenses	[1]	1.84%
Less Waiver/Reimbursement	[1][3]	(0.65%)
Total Net Annual Fund Operating Expenses after Waiver/Reimbursement	[1]	1.19%
[1]	The fee table and example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC ("Curian Capital" or the "Adviser") and are based on estimated amounts for the initial fiscal year.
[3]	Curian Capital has entered into a contractual agreement with the Fund under which it will waive a portion (currently 0.65%) of its Management Fees for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services. This fee waiver will continue as long as the Fund is part of a master-feeder structure, but in any event, this fee waiver will continue for at least one year from the date of Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example [Heading]	Expense Example.
Expense Example Narrative [Text Block]
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included.

Expense Example by, Year, Caption [Text]
The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period.  The example also assumes that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above.   Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example, With Redemption [Table]
Expense Example (USD $)	Expense Example, with Redemption, 1 Year		Expense Example, with Redemption, 3 Years
Curian/American Funds Global Growth Fund	121	[1]	515
[1]	The example reflects the aggregate expenses of both the Fund and the Master Fund.

Portfolio Turnover [Heading]	Portfolio Turnover (% of average value of portfolio).
Portfolio Turnover [Text Block]
The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio).  The Fund does not have a portfolio turnover rate as of the date of this Prospectus as it has not yet commenced operations.  The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s and Master Fund’s performance.

Period	Master Fund
1/1/2012-12/31/2012	22%

Portfolio Turnover, Rate	22.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]
The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.

The Master Fund invests primarily in common stocks of companies around the world that have the potential for growth.  As a fund that seeks to invest globally, the Master Fund will allocate its assets among securities of companies domiciled in various countries, including the United States and countries with emerging markets (but in no fewer than three countries).  Under normal market conditions, the Master Fund seeks to invest at least 30% of its net assets in issuers outside of the United States.  The Master Fund expects to be invested in numerous countries.  Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund’s investments are not limited to a particular capitalization size.

Risk [Heading]	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]
An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
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Emerging markets risk – Investments in emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those of more advanced countries.  Loss may also result from the imposition of exchange controls, confiscations and other government restrictions or from problems in security registration or settlement and custody.  The Master Fund will also be subject to the risk of negative foreign currency rate fluctuations.

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Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  Through its ownership structure, the Adviser has a number of global financial industry affiliated entities.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Funds may be prohibited or limited in effecting transactions in certain securities.  The Adviser and the Funds may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Funds, and the Funds may be limited as to which securities they may purchase or sell, as well as, the timing of such purchases or sales.  These foreign regulatory limits may increase the Funds’ expenses and may limit the Funds’ performance.

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Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments.  These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

●	Growth investing risk – Growth stocks are generally priced based on future or anticipated earnings and can perform differently from the market as a whole or other types of stocks.
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Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.

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Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]
Performance for the Fund has not been included because the Fund has not yet commenced operations as of the date of this prospectus.  Performance for the Fund, which provides some indication of the risks of investing in the Fund, will be available once the Fund has completed one full calendar year of operations.

The information provides some indication of the risks of investing in the Master Fund by showing changes in the Master Fund’s performance from year to year and by showing how the Master Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.  The Master Fund’s past performance is not necessarily an indication of how the Master Fund will perform in the future.

Bar Chart Narrative [Text Block]
The returns shown in the bar chart and table do not include charges that will be imposed by the Feeder Fund or variable insurance products.  If these amounts were reflected, returns would be less than those shown.

Bar Chart [Heading]	Master Fund Annual Total Returns as of December 31
Bar Chart [Table]
Highest Quarterly Return, Label	Best Quarter (ended 6/30/2009):
Highest Quarterly Return	22.27%
Lowest Quarterly Return, Label	Worst Quarter (ended 12/31/2008):
Lowest Quarterly Return	(20.04%)
Performance Table Heading	Master Fund Average Annual Total Returns as of December 31, 2012
Performance [Table]
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Curian/American Funds Global Growth Fund	Class 1	22.89%	2.06%	10.52%
Curian/American Funds Global Growth Fund MSCI All Country World Index	MSCI All Country World Index	16.13%	(1.16%)	8.11%